U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.    Name and address of issuer

      First Trust Exchange-Traded Fund VIII
      120 East Liberty Drive (Suite 400)
      Wheaton, IL 60187


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      First Trust CEF Income Opportunity ETF

      First Trust Municipal CEF Income Opportunity ETF

      EquityCompass Risk Manager ETF

      EquityCompass Tactical Risk Manager ETF

      First Trust Low Duration Strategic Focus ETF

      First Trust Active Factor Large Cap ETF

      First Trust Active Factor Mid Cap ETF

      First Trust Active Factor Small Cap ETF

      First Trust Innovation Leaders ETF

      First Trust Expanded Technology ETF

      FT Cboe Vest U.S. Equity Buffer ETF - January

      FT Cboe Vest U.S. Equity Deep Buffer ETF - January

      FT Cboe Vest U.S. Equity Buffer ETF - February

      FT Cboe Vest U.S. Equity Deep Buffer ETF - February

      FT Cboe Vest U.S. Equity Buffer ETF - March

      FT Cboe Vest U.S. Equity Deep Buffer ETF - March

      FT Cboe Vest U.S. Equity Buffer ETF - April

      FT Cboe Vest U.S. Equity Deep Buffer ETF - April

      FT Cboe Vest U.S. Equity Buffer ETF - May

      FT Cboe Vest U.S. Equity Deep Buffer ETF - May

      FT Cboe Vest U.S. Equity Buffer ETF - June

      FT Cboe Vest U.S. Equity Deep Buffer ETF - June

      FT Cboe Vest U.S. Equity Buffer ETF - July

      FT Cboe Vest U.S. Equity Deep Buffer ETF - July

      FT Cboe Vest U.S. Equity Buffer ETF - August

      FT Cboe Vest U.S. Equity Deep Buffer ETF - August

      FT Cboe Vest U.S. Equity Buffer ETF - September

      FT Cboe Vest U.S. Equity Deep Buffer ETF - September

      FT Cboe Vest U.S. Equity Buffer ETF - October

      FT Cboe Vest U.S. Equity Deep Buffer ETF - October

      FT Cboe Vest U.S. Equity Buffer ETF - November

      FT Cboe Vest U.S. Equity Deep Buffer ETF - November

      FT Cboe Vest U.S. Equity Buffer ETF - December

      FT Cboe Vest U.S. Equity Deep Buffer ETF - December

      FT Cboe Vest Fund of Buffer ETFs

      FT Cboe Vest Fund of Deep Buffer ETFs

      FT Cboe Vest International Equity Buffer ETF - March

      FT Cboe Vest Nasdaq-100(R) Buffer ETF - March

      FT Cboe Vest International Equity Buffer ETF - June

      FT Cboe Vest Nasdaq-100(R) Buffer ETF - June

      FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June

      FT Cboe Vest International Equity Buffer ETF - December

      FT Cboe Vest Nasdaq-100(R) Buffer ETF - December

      First Trust TCW Opportunistic Fixed Income ETF

      First Trust TCW Unconstrained Plus Bond ETF

      First Trust TCW Securitized Plus ETF

      First Trust TCW Emerging Markets Debt ETF

      First Trust TCW ESG Premier Equity ETF

      First Trust Multi-Manager Large Growth ETF

3.    Investment Company Act File Number: 811-23147

      Securities Act File Number: 333-210186

4     (a)   Last day of fiscal year for which this Form is filed: 08/31/21

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

4.    Calculation of registration fee:


      (i)     Aggregate sale price  of securities sold
              during  the   fiscal  year  pursuant  to
              section 24(f):                                    $ 7,027,212,844
      (ii)    Aggregate price  of  securities redeemed
              or repurchased during the fiscal year:            $ 3,019,647,625
      (iii)   Aggregate price  of  securities redeemed
              or repurchased during  any  PRIOR fiscal
              year ending  no earlier than October 11,
              1995 that  were  not previously used  to
              reduce registration fees payable to  the
              Commission:                                       $             0
      (iv)    Total available redemption credits  [add
              items 5(ii) and 5(iii)]:                          $ 3,019,647,625
      (v)     Net sales  --  if  item 5(i)  is greater
              than  Item  5(iv) [subtract  Item  5(iv)
              from Item 5(I)]:                                  $ 4,007,565,219
      (vi)    Redemption credits available for use  in
              future years --  if  Item 5(i)  is  less
              than  Item  5(iv) [subtract  Item  5(iv)
              from Item 5(i)]:                                  $             0
      (vii)   Multiplier  for determining registration
              fee (See Instruction C.9):                        x    0.00009270
      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
              due):                                             =  $ 371,501.30


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $371,501.30

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                                            November 9, 2021
                                            CIK:  0001667919


         Method of Delivery:

                                            [X] Wire Transfer
                                            [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:   (Signature and Title)*

      /s/ Mi Yong Lang
      -------------------------
      Mi Yong Lang
      Assistant Treasurer


By:   (Signature and Title)*

      /s/ Katherine L. Urevig
      -------------------------
      Katherine L. Urevig
      Assistant Treasurer


Date: November 9, 2021


*Please print the name and title of the signing officer below the signature.